                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number:                    811- 5296

Exact name of registrant as specified in charter:      High Yield Income
                                                       Fund, Inc.

Address of principal executive offices:                Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Name and address of agent for service:                 Deborah A. Docs
                                                       Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Registrant's telephone number, including area code:    973-367-7521

Date of fiscal year end:                               August 31, 2003

Date of reporting period:                              August 31, 2003

Item 1 - Reports to Stockholders

    The High
    Yield Income
    Fund, Inc.
-------------------------------------------------------------------
   Annual Report
   August 31, 2003

                                       LETTER TO
                                       SHAREHOLDERS
                                       ------------------------------------
                                                      October 14, 2003

Dear Shareholder:

Performance at a Glance

    The U.S. high yield corporate bond market turned in a stellar performance for the fiscal year ended August 31, 2003. High yield bonds, commonly called "junk bonds," benefited from a monetary policy aimed at stimulating economic growth in the United States through lower borrowing costs for businesses and individuals. For the 12-month reporting period, the High Yield Income Fund posted a 29.75%1 return that exceeded the 24.86% return of its benchmark Lehman Brothers U.S. Corporate High Yield Index (the Index), but lagged the 32.03% return of the Lipper Closed-End High Current Yield Average.


                              FUND'S PERFORMANCE
                                As of 8/31/03

                                 Total Return      NAV     Market Price
                                   12 Months     8/31/03      8/31/03
 High Yield
   Income Fund(1)                    29.75%       $5.25        $5.23

 Lehman Brothers U.S.
   Corporate High Yield Index(2)     24.86          N/A          N/A

 Lipper Closed-End
   High Current Yield Avg(3)         32.03          N/A          N/A

    1. Source: Lipper Inc. Total return of the Fund represents the change in net asset value from the beginning of the period (9/1/02) through the end (8/31/03), and assumes the reinvestment of dividends and distributions. Shares of the Fund are traded on the New York Stock Exchange, Inc. using the symbol HYI. Past performance is not indicative of future results.

    2. Source: Lipper Inc. The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, noninvestment-grade debt securities with at least one year remaining to maturity.

    3. Source: Lipper Inc. These are the average returns of 25 funds in the Closed-End High Current Yield category for 12 months.

                              YIELD AND DIVIDEND
                                As of 8/31/03

           Total Monthly Dividends
              Paid per Share                Yield at Market Price

                12 Months
                  $0.54                             10.33%


    The Fund's primary investment objective is to maximize current income to shareholders. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The Fund will seek to achieve its objectives by investing primarily in corporate bonds rated below investment grade by independent rating agencies. Bonds rated below investment grade are commonly known as junk bonds and are subject to greater risk of default and higher volatility than investment-grade bonds. Furthermore, these bonds tend to be less liquid than higher-quality bonds. The Fund is diversified, and we carefully research companies to find those with attractive yields and improving credit quality.

Market Background

A REMARKABLE YEAR FOR HIGH YIELD BONDS

     The high yield bond market rallied strongly during the 12-month reporting period that began September 1, 2002. High yield bonds gained on the view that a declining-interest-rate environment would succeed in boosting economic growth and ultimately result in significantly improved corporate profitability. Some firms took advantage of the drop in rates by refinancing their debt, which means they issued new bonds and used the proceeds to pay off higher-rate bonds and bank loans that would soon come due. Because junk bonds continued to yield more than better-rated bonds, demand for junk bonds remained strong among investors searching for attractive yields.

    Conditions in the high yield bond market were challenging in the first few weeks of the reporting period. The fragile U.S. economic recovery, concern about the health of corporate balance sheets, and the memory of accounting scandals at certain U.S. firms encouraged a general distaste for speculative assets. That began to change in the early autumn of 2002 when a rebound in the stock market helped inspire renewed enthusiasm for high yield bonds. Investors also appreciated the efforts of certain companies to clean up their balance sheets by reducing debt, curtailing spending, and selling assets. In addition, the Federal Reserve (the Fed) cut its target for the federal funds rate by half a percentage point to 1.25% in November 2002 in an effort to strengthen the fragile economy.

    The high yield bond market gained for most of the remainder of the reporting period amid further favorable developments. After selling off prior to the start of a war in Iraq, the stock market rally resumed and corporate earnings improved modestly. Economic growth accelerated in the second quarter of 2003 even though the job market remained weak. In June, the Fed provided additional support to the economy by cutting its target for the federal funds rate another quarter of a percentage point to 1%.

Our Strategy

LEVERAGE HELPED THE FUND AS BONDS RALLIED

    We believe the Fund outperformed the Index for the 12-month reporting period largely because we employed leverage, which refers to the practice of taking out a relatively low-interest loan against a percentage of assets in the portfolio and using that money to purchase other investments. This strategy can materially enhance a portfolio's returns when fixed income markets rally as they did during the fiscal year.

UTILITIES AND CABLE TV BONDS AIDED THE FUND

    We increased the Fund's exposure to the electric utility sector. High yield bonds in this sector generally gained in value due to the dramatic improvement in the refinancing environment. The influx of money into the high yield market, combined with low interest rates, allowed certain cash-strapped electric power generating companies to get access to new debt funding. By refinancing debt that would soon come due with new bonds offering lower rates and longer maturity dates, these firms built a "liquidity bridge" to better economic times.

    We maintained what we believed to be a considerable exposure to cable television bonds. This sector of the high yield market generally rallied as investors shifted their focus from a major accounting scandal at Adelphia Communications to the industry's steady cash flows and other strengths. Among the Fund's cable television holdings were Cablevision Systems (held under CSC Holdings) and Charter Communications. Cablevision Systems' bonds rallied as the firm sold its Bravo cable network and certain other assets and used the proceeds to improve its cash position and liquidity profile. Charter Communications bonds rose in value after the firm announced its intention to buy back some of its debt.

PLAYING IT SAFE IN TELECOM

    The telecommunications industry was among the largest issuers of high yield bonds in the late 1990s when there was much capital available to finance the construction of what proved to be an overcapacity of fiber optic networks. Since then the industry has struggled under a substantial amount of debt.
News that WorldCom (now MCI) had inflated its profits by billions of dollars followed by its subsequent bankruptcy dealt another blow to the telecom sector in the summer of 2002. Considering these difficulties, we maintained what we believed to be a relatively conservative posture in the Fund's telecom position.

    However, during the reporting period, the telecom sector was revitalized by the successful turnaround of Nextel Communications. The mobile telephone firm reduced debt, cut spending, trimmed its work force, and saw its customer base increase. Qwest Communications International also took steps to improve its financial health in December 2002 when it lowered its debt by exchanging roughly $5 billion of its bonds for new debt securities. More recently, Qwest Communications' bonds gained after the company received permission to sell the western half of its directories business, which it completed shortly after the reporting period ended.

    Overall, the telecom sector posted one of the strongest returns in the high yield market for the 12 months ended August 31, 2003. We increased the Fund's telecom exposure, emphasizing bonds of Sprint and other firms rated investment grade, as well as some of the least speculative high yield bonds of Nextel Communications and Qwest Communications. The Fund's telecom holdings rallied, supporting the Fund's returns during our reporting period. However, we believe the somewhat conservative nature of our telecom exposure detracted from the Fund's relative performance to the Index because the more speculative telecom bonds contained in the Index gained the most during the 12-month period under review.

FUND HELD TOO FEW BONDS OF "FALLEN ANGELS"

    The Fund's underweight exposure to the bonds of certain fallen angels detracted from its relative performance to the Index as the Fund derived less benefit than it could have from the sharp rally in these debt securities. Fallen angels are troubled firms that were originally rated investment grade but were downgraded to junk bond status. Because some fallen angels have substantial amounts of bonds outstanding, their weighting in the Index can be more than 10 times greater than the average issuer size in the Index. We believe that holding very large positions in the Fund (simply because they are so large in the Index) is not prudent from the standpoint of diversification.



The High Yield Income Fund, Inc. Management Team

Portfolio of Investments as of August 31, 2003  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--137.4%
CORPORATE BONDS--131.9%
------------------------------------------------------------------------------------------------------------------------------
Aerospace--2.5%
Alliant Techsystems, Inc., Sr. Sub. Notes                      B2            8.50%        5/15/11   $    200 (a)     $    216,000
Aviall, Inc., Sr. Notes                                        B1            7.625         7/1/11        425 (a)          421,812
Esterline Technologies Corp., Sr. Sub. Notes                   B1            7.75         6/15/13        300 (a)          309,750
GenCorp, Inc., Sr. Sub Notes                                   B2            9.50         8/15/13        175              177,188
K & F Industries, Inc., Sr. Sub. Notes, Ser. B                 B3            9.25        10/15/07        350 (a)          360,790
                                                                                                                     ------------
                                                                                                                        1,485,540
------------------------------------------------------------------------------------------------------------------------------
Airlines--1.7%
AMR Corp.,
   Deb.                                                        Caa2         10.00         4/15/21        125               79,375
   Notes, Ser. B                                               NR           10.40         3/10/11        100 (a)           68,500
Continental Airlines, Inc., Sr. Notes                          Caa2          8.00        12/15/05         50               44,000
Delta Air Lines, Inc., Notes                                   B3            8.30        12/15/29        435 (a)          267,525
Northwest Airlines, Inc.,
   Gtd. Notes                                                  Caa1          9.875        3/15/07         50               36,000
   Notes                                                       Caa1          8.875         6/1/06        100               72,000
Worldspan LP, Sr. Notes                                        B2            9.625        6/15/11        450 (a)          465,750
                                                                                                                     ------------
                                                                                                                        1,033,150
------------------------------------------------------------------------------------------------------------------------------
Automotive--1.3%
ArvinMeritor, Inc., Notes                                      Baa3           8.75         3/1/12        300 (a)          310,500
Goodyear Tire & Rubber Co., Notes                              B1             7.857       8/15/11        125 (a)           97,813
Lear Corp., Sr. Notes, Ser. B                                  Ba1            7.96        5/15/05        125 (a)          134,062
Standyne Automotive Corp., Sr. Sub. Notes, Ser. B              Caa1          10.25       12/15/07         65 (a)           56,550
TRW Automotive, Inc., Sr. Sub. Notes                           B1             9.375       2/15/13        175 (a)          194,250
                                                                                                                     ------------
                                                                                                                          793,175
------------------------------------------------------------------------------------------------------------------------------
Building Materials & Components--2.3%
American Standard, Inc., Sr. Unsec'd. Gtd. Notes               Ba2            7.375       4/15/05        275              289,781
Beazer Homes USA, Inc., Sr. Notes                              Ba2            8.625       5/15/11        110 (a)          116,050
D.R. Horton, Inc., Notes                                       Ba1            8.00         2/1/09        375 (a)          398,438
KB HOME, Sr. Sub. Notes                                        Ba3            8.625      12/15/08        160              168,000
Louisiana-Pacific Corp., Sr. Notes                             Ba1            8.50        8/15/05        140 (a)          151,550

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of August 31, 2003  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Building Materials & Components (cont'd.)
Nortek, Inc., Sr. Sub. Notes, Ser. B                           B3            9.875%       6/15/11   $    280 (a)     $    292,600
                                                                                                                     ------------
                                                                                                                        1,416,419
------------------------------------------------------------------------------------------------------------------------------
Business Services--2.3%
Dex Media East LLC, Sr. Sub. Notes                             B3           12.125       11/15/12        450 (a)          543,375
Dex Media West LLC, Sr. Sub. Notes                             B3            9.875        8/15/13        400 (a)          446,000
Iron Mountain, Inc., Sr. Notes                                 B2            8.625         4/1/13        175 (a)          182,000
RH Donnelley Finance Corp., Sr. Sub. Notes                     B2           10.875       12/15/12        200 (a)          233,000
                                                                                                                     ------------
                                                                                                                        1,404,375
------------------------------------------------------------------------------------------------------------------------------
Cable--6.3%
Callahan Nordrhein-Westfalen, Sr. Disc. Notes, Zero
   Coupon (until 7/15/05) (Germany)                            NR            Zero         7/15/10        500 (a)(b)(d)     15,625
Charter Communications Holdings LLC,
   Sr. Disc. Notes, Zero Coupon (until 5/15/06)                Ca            Zero         5/15/11        500 (a)          270,000
   Sr. Notes                                                   Ca            8.625         4/1/09        625              478,125
   Sr. Notes                                                   Ca           10.75         10/1/09        100               80,000
   Sr. Notes                                                   Ca            9.625       11/15/09        250              191,250
   Sr. Notes                                                   Ca           10.25         1/15/10        400              306,000
   Sr. Notes                                                   Ca           11.125        1/15/11        470              376,000
   Sr. Notes                                                   Ca           10.00         5/15/11        200              151,000
Comcast UK Cable Corp., Sr. Disc. Deb. (United Kingdom)        Caa2         11.20        11/15/07        400 (a)(d)       397,000
EchoStar DBS Corp.,
   Sr. Notes                                                   Ba3          10.375        10/1/07        825 (a)          912,656
   Sr. Notes                                                   Ba3           9.125        1/15/09        192 (a)          212,640
   Sr. Notes                                                   Ba3           9.375         2/1/09        100 (a)          106,375
Mediacom LLC, Sr. Notes                                        B2            7.875        2/15/11        250 (a)          232,500
United Pan Europe, Sr. Disc. Notes, Ser. B, Zero Coupon
   (until 8/1/04) (Netherlands)                                Ca            Zero          8/1/09        315 (a)(d)        72,450
                                                                                                                     ------------
                                                                                                                        3,801,621
------------------------------------------------------------------------------------------------------------------------------
Chemicals--5.5%
Equistar Chemicals Funding LP,
   Notes                                                       BB-(f)        6.50         2/15/06        140              132,300
   Sr. Notes                                                   B1           10.625         5/1/11         55               54,725
Hercules, Inc., Deb.                                           Ba1           6.60          8/1/27        325 (a)          325,000
Huntsman Advanced Materials LLC, Sec'd. Notes                  B2           11.00         7/15/10        350 (a)          369,250
Huntsman ICI Chemicals LLC, Sr. Sub. Notes                     Caa1         10.125         7/1/09        855 (a)          807,975
IMC Global, Inc.,
   Gtd. Notes, Ser. B                                          B1           11.25          6/1/11        100              103,500
   Notes                                                       B2            7.625        11/1/05        100              101,500

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of August 31, 2003  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Chemicals (cont'd.)
ISP Chemco, Inc., Notes, Ser. B                                B2           10.25%         7/1/11   $    155 (a)     $    170,887
Lyondell Chemical Co., Sr. Sub. Notes                          B2           10.875         5/1/09        360 (a)          343,800
OM Group, Inc., Sr. Sub. Notes                                 Caa1          9.25        12/15/11        420 (a)          403,200
Rhodia SA, Sr. Sub. Notes                                      Ba3           8.875         6/1/11         75               75,375
Rockwood Specialties, Inc., Sr. Sub. Notes                     B3           10.625        5/15/11        400              417,000
                                                                                                                     ------------
                                                                                                                        3,304,512
------------------------------------------------------------------------------------------------------------------------------
Computer Services--0.8%
Unisys Corp.,
   Sr. Notes                                                   Ba1           7.25         1/15/05        350 (a)          361,375
   Sr. Notes                                                   Ba1           8.125         6/1/06        100 (a)          106,625
                                                                                                                     ------------
                                                                                                                          468,000
------------------------------------------------------------------------------------------------------------------------------
Containers--5.0%
Anchor Glass Container Corp., Sr. Sec'd. Notes                 B2           11.00         2/15/13        150              164,625
Berry Plastics Corp., Sr. Sub. Notes                           B3           10.75         7/15/12        125 (a)          137,188
BWAY Corp., Sr. Sub Notes                                      B3           10.00        10/15/10        175 (a)          180,250
Crown European Holdings S.A., Sr. Sec'd. Notes (France)        B1            9.50          3/1/11        250 (a)(d)       266,250
Graham Packaging Holdings Co.,
   Sr. Disc. Notes, Ser. B                                     Caa2         10.75         1/15/09        650              666,250
   Sr. Sub. Notes, Ser. B                                      Caa1          8.75         1/15/08        100               98,500
Greif Bros. Corp., Sr. Sub. Notes                              B2            8.875         8/1/12        300              318,000
Owens-Brockway Glass Container,
   Sr. Sec'd. Notes                                            B1            7.75         5/15/11        450              450,000
   Sr. Sec'd. Notes                                            B1            8.75        11/15/12         80               84,000
Silgan Holdings, Inc., Sr. Sub. Deb.                           B1            9.00          6/1/09        475 (a)          491,625
U.S. Can Corp.,
   Sr. Sec'd. Notes                                            B3           10.875        7/15/10        100               99,250
   Sr. Sub. Notes, Ser. B                                      Caa1         12.375        10/1/10         85               65,875
                                                                                                                     ------------
                                                                                                                        3,021,813
------------------------------------------------------------------------------------------------------------------------------
Diversified Manufacturing Operations--1.0%
AMSTED Industries, Inc., Sr. Notes                             B3           10.25        10/15/11        175              179,375
Tyco Int'l. Group S.A.,
   Gtd. Notes (Luxembourg)                                     Ba2           6.125        11/1/08         50 (d)           50,250
   Gtd. Notes (Luxembourg)                                     Ba2           6.75         2/15/11        100 (d)          101,750
   Notes (Luxembourg)                                          Ba2           6.375       10/15/11        250 (a)(d)       250,312
                                                                                                                     ------------
                                                                                                                          581,687

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of August 31, 2003  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Education--0.4%
Kindercare Learning Center, Inc., Sr. Sub. Notes, Ser. B      B3            9.50%        2/15/09   $     250 (a)     $    251,250
------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--10.0%
AES Corp.,
   Sr. Notes                                                  B3            9.50          6/1/09          75               72,187
   Sr. Notes                                                  B3            9.375        9/15/10         700              672,000
   Sr. Sec'd. Notes                                           B2            8.75         5/15/13         400              407,000
AES Drax Holdings Ltd., Sr. Sec'd. Notes, Ser. B
   (Cayman Islands)                                           Caa2         10.41        12/31/20         190 (a)(d)       142,500
AES Eastern Energy LP, Pass-Through Cert., Ser 99-A           Ba1           9.00          1/2/17         224 (a)          234,971
Aquila, Inc., Sr. Notes                                       Caa1          7.95          2/1/11         100 (a)           91,000
Calpine Corp.,
   Sr. Notes                                                  B1            8.50         2/15/11         980 (a)          730,100
   Sr. Sec'd. Notes                                           B(f)          8.75         7/15/13         200 (a)          188,000
Cogentrix Energy, Inc.,
   Sr. Notes                                                  B1            8.10         3/15/04          60               55,350
   Sr. Notes, Ser. B                                          B1            8.75        10/15/08         135 (a)          116,100
Edison Mission Energy, Sr. Notes                              B2            7.73         6/15/09         275              213,125
Empresa Nacional de Electricidad, Notes (Chile)               Ba3           8.35          8/1/13         520 (d)          521,320
Homer City Funding LLC, Gtd. Notes                            Ba2           8.137        10/1/19         150              155,250
Midland Funding Corp.,
   Deb., Ser. A                                               Ba3          11.75         7/23/05         577 (a)          624,990
   Deb., Ser. B                                               Ba3          13.25         7/23/06         305 (a)          355,325
Mirant Americas Generation LLC, Sr. Notes                     D(f)          7.20         10/1/08          60 (b)           44,100
Mirant Corp., Sr. Notes                                       NR            7.40         7/15/04         225 (b)          101,250
Mirant Mid-Atlantic LLC, Pass-Through Cert., Ser. A           D(f)          8.625        6/30/12          87 (a)(b)        82,541
Orion Power Holdings, Inc., Sr. Notes                         B2           12.00          5/1/10         370 (a)          410,700
Reliant Energy, Inc., Mid-Atlantic, Ser. C                    B1            9.681         7/2/26         200              184,000
TECO Energy, Inc., Sr. Notes                                  Ba1           7.50         6/15/10         400 (a)          392,500
Westar Energy, Inc., First Mtge.                              Ba1           7.875         5/1/07         250 (a)          272,813
                                                                                                                     ------------
                                                                                                                        6,067,122
------------------------------------------------------------------------------------------------------------------------------
Electronic Components--1.3%
Flextronics International Ltd., Sr. Sub. Notes
   (Singapore)                                                Ba2           6.50         5/15/13         145 (a)(d)       138,838
L-3 Communications Corp., Sr. Sub. Notes                      Ba3           7.625        6/15/12         300 (a)          312,000
ON Semiconductor Corp., Gtd. Notes                            Caa1         12.00         5/15/08         190 (a)          199,500
Sanmina-SCI Corp., Sr. Sec'd. Notes                           Ba2          10.375        1/15/10         125              142,500
                                                                                                                     ------------
                                                                                                                          792,838
------------------------------------------------------------------------------------------------------------------------------
Energy--2.6%
Arch Western Finance LLC, Sr. Notes                           Ba2           6.75          7/1/13         275              271,562
El Paso Corp., Sr. Notes                                      Caa1          7.00         5/15/11         365 (a)          314,813

--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of August 31, 2003  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Energy (cont'd.)
Gemstone Investors Ltd.                                        Caa1          7.71%       10/31/04   $    345 (a)     $    340,688
Peabody Energy Corp., Gtd. Notes                               Ba3           6.875        3/15/13        275              275,000
SEMCO Energy, Inc., Sr. Notes                                  Ba2           7.125        5/15/08        400 (a)          389,500
                                                                                                                     ------------
                                                                                                                        1,591,563
------------------------------------------------------------------------------------------------------------------------------
Environmental Services--2.8%
Allied Waste North America, Inc.,
   Sr. Notes                                                   Ba3           8.50         12/1/08        135 (a)          143,438
   Sr. Notes, Ser. B                                           Ba3           7.625         1/1/06        500 (a)          516,250
   Sr. Notes, Ser. B                                           Ba3           7.875         1/1/09        345 (a)          353,194
   Sr. Notes, Ser. B                                           B2           10.00          8/1/09        245 (a)          265,212
Browning Ferris Industries, Inc.                               Ba3           7.40         9/15/35        500 (a)          440,000
                                                                                                                     ------------
                                                                                                                        1,718,094
------------------------------------------------------------------------------------------------------------------------------
Financial Services--1.5%
Chevy Chase Savings Bank, Sub. Deb.                            Ba3           9.25         12/1/05        250 (a)          250,625
Sovereign Bancorp, Inc., Sr. Notes                             Ba1          10.50        11/15/06        165              193,713
TD Funding Corp., Gtd. Notes                                   B3            8.375        7/15/11        325              339,625
Western Financial Bank, F.S.B., Sr. Sub. Deb.                  B1            8.875         8/1/07        125 (a)          130,000
                                                                                                                     ------------
                                                                                                                          913,963
------------------------------------------------------------------------------------------------------------------------------
Foods--2.7%
Agrilink Foods, Inc., Sr. Sub. Notes                           B3           11.875        11/1/08         85 (a)           90,738
Del Monte Corp., Sr. Sub. Notes                                B2            8.625       12/15/12        250 (a)          260,313
Dole Foods Co., Inc.,
   Gtd. Notes                                                  B2            7.25         6/15/10        125              121,562
   Sr. Notes                                                   B2            8.625         5/1/09        150              156,750
   Sr. Notes                                                   B2            8.875        3/15/11        115              120,750
Domino's, Inc., Sr. Sub. Notes                                 B3            8.25          7/1/11        100              105,000
Merisant Co., Gtd. Notes                                       B2            9.50         7/15/13        425 (a)          446,250
National Beef Packing Co. LLC, Sr. Notes                       B2           10.50          8/1/11        100 (a)          104,500
Smithfield Foods, Inc.,
   Notes                                                       Ba2           7.75         5/15/13        200 (a)          206,000
   Sr. Notes, Ser. B                                           Ba2           8.00        10/15/09         35               36,750
                                                                                                                     ------------
                                                                                                                        1,648,613
------------------------------------------------------------------------------------------------------------------------------
Funeral Services--0.4%
Service Corp. International, Sr. Notes                         B1            6.00        12/15/05        235 (a)          235,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of August 31, 2003  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Gaming--6.0%
Argosy Gaming Co., Sr. Sub. Notes                             B2            9.00%         9/1/11   $      75 (a)     $     80,813
Aztar Corp., Sr. Sub. Notes                                   Ba3           8.875        5/15/07         150 (a)          157,125
Boyd Gaming Corp., Sr. Sub. Notes                             B1            8.75         4/15/12         200 (a)          214,500
Circus Circus Enterprises, Inc., Deb.                         Ba2           6.70        11/15/96         130 (a)          130,975
Coast Hotels & Casinos, Inc., Sr. Sub. Notes                  B2            9.50          4/1/09         200 (a)          213,000
Isle of Capri Casinos, Inc., Sr. Sub. Notes                   B2            9.00         3/15/12         110 (a)          118,800
Mandalay Resort Group,
   Sr. Notes                                                  Ba2           9.50          8/1/08         250 (a)          281,875
   Sr. Notes                                                  Ba2           6.50         7/31/09         250              250,625
Mohegan Tribal Gaming Authority,
   Sr. Sub. Notes                                             Ba3           6.375        7/15/09         150              150,375
   Sr. Sub. Notes                                             Ba3           8.00          4/1/12         100              106,500
Park Place Entertainment Corp.,
   Sr. Notes                                                  Ba1           7.50          9/1/09         610 (a)          649,650
   Sr. Sub. Notes                                             Ba2           8.125        5/15/11          85               91,800
Station Casinos, Inc., Sr. Sub. Notes                         B2            9.875         7/1/10         150 (a)          165,000
Venetian Casino Resort LLC, Second Mtge.                      B3           11.00         6/15/10         555              631,312
Wynn Las Vegas LLC, Second Mtge.                              B3           12.00         11/1/10         350              397,250
                                                                                                                     ------------
                                                                                                                        3,639,600
------------------------------------------------------------------------------------------------------------------------------
Gas Pipelines--5.8%
Dynegy Holdings, Inc.,
   Deb.                                                       Caa2          7.125        5/15/18          50               35,500
   Deb.                                                       Caa2          7.625       10/15/26          75               52,125
   Sr. Notes                                                  Caa2          8.75         2/15/12         325              276,250
El Paso Production Holding Co., Gtd. Notes                    B2            7.75          6/1/13         695 (a)          674,150
Leviathan Gas Pipeline Corp., Sr. Sub. Notes, Ser. B          B1           10.375         6/1/09         300 (a)          336,750
Plains All American Pipeline, Notes                           Ba2           7.75        10/15/12          45               47,700
Southern Natural Gas Co., Sr. Notes                           B1            8.875        3/15/10         250              263,750
Tennessee Gas Pipeline Co.,
   Deb.                                                       B1            7.00         3/15/27         215 (a)          213,387
   Deb.                                                       B1            7.00        10/15/28          25               21,688
   Deb.                                                       B1            7.625         4/1/37         295 (a)          272,875
TransMontaigne, Inc., Sr. Sub. Notes                          B3            9.125         6/1/10         150              157,500
Williams Cos., Inc.,
   Notes                                                      B3            9.25         3/15/04         620 (a)          630,850
   Notes                                                      B3            7.125         9/1/11         200 (a)          192,000
   Notes                                                      B3            8.125        3/15/12         300 (a)          303,000
                                                                                                                     ------------
                                                                                                                        3,477,525

--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of August 31, 2003  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Health Care--10.4%
Alliance Imaging, Inc., Sr. Sub. Notes                         B3           10.375%       4/15/11   $    150         $    156,000
Concentra Operating Corp., Sr. Sub. Notes                      B3           13.00         8/15/09        125 (a)          137,500
Coventry Health Care, Inc., Sr. Notes                          Ba3           8.125        2/15/12        250 (a)          263,750
Fresenius Medical Care Capital Trust IV                        Ba2           7.875        6/15/11        155 (a)          161,200
Hanger Orthopedic Group, Inc., Sr. Sub. Notes                  B-(f)        11.25         6/15/09        100 (a)          108,750
HCA, Inc.,
   Deb.                                                        Ba1           8.36         4/15/24        100              102,103
   Deb.                                                        Ba1           7.50        11/15/95        575 (a)          517,633
   Notes                                                       Ba1           7.125         6/1/06        550 (a)          583,674
   Notes                                                       Ba1           7.69         6/15/25        500 (a)          482,547
HEALTHSOUTH Corp.,
   Sr. Notes                                                   Caa2          6.875        6/15/05        300 (a)          265,500
   Sr. Notes                                                   Caa2          8.50          2/1/08         75               64,125
Magellan Health Services, Inc., Sr. Notes                      D(f)          9.375       11/15/07        440 (a)          459,800
Medco Health Solutions, Inc., Sr. Notes                        Ba1           7.25         8/15/13        200              206,999
MedQuest, Inc., Gtd. Notes, Ser. B                             B3           11.875        8/15/12        275 (a)          283,250
Omnicare, Inc., Sr. Sub. Notes                                 Ba2           6.125         6/1/13        100               95,500
Res-Care, Inc., Sr. Notes                                      B2           10.625       11/15/08        250 (a)          238,750
Rotech Healthcare, Inc., Sr. Sub. Notes                        B2            9.50          4/1/12        100 (a)          104,000
Select Medical Corp.,
   Sr. Sub. Notes                                              B2            9.50         6/15/09        160 (a)          172,800
   Sr. Sub. Notes                                              B2            7.50          8/1/13        225 (a)          224,438
Senior Housing Properties Trust, Sr. Notes                     Ba2           8.625        1/15/12        600 (a)          624,000
Tenet Healthcare Corp.,
   Sr. Notes                                                   Ba3           6.375        12/1/11         75               69,750
   Sr. Notes                                                   Ba3           6.50          6/1/12        200              184,000
Triad Hospitals Holdings, Inc.,
   Sr. Notes, Ser. B                                           B1            8.75          5/1/09        110 (a)          117,150
   Sr. Sub. Notes, Ser. B                                      B2           11.00         5/15/09        260 (a)          284,050
Ventas Realty LP,
   Sr. Notes                                                   Ba3           8.75          5/1/09        280              294,000
   Sr. Notes                                                   Ba3           9.00          5/1/12         70               74,725
                                                                                                                     ------------
                                                                                                                        6,275,994
------------------------------------------------------------------------------------------------------------------------------
Industrials--3.0%
Actuant Corp., Sr. Sub. Notes                                  B2           13.00          5/1/09        195              228,150
Coinmach Corp., Sr. Notes                                      B2            9.00          2/1/10        305 (a)          317,200
Gentek, Inc., Sr. Sub. Notes                                   NR           11.00          8/1/09        320 (a)(b)         2,000
International Wire Group, Inc., Sr. Sub. Notes                 Ca           11.75          6/1/05        275 (a)          140,250
Manitowoc Co., Inc., Sr. Sub. Notes                            B2           10.50          8/1/12        325 (a)          357,500
Motors & Gears, Inc., Sr. Notes, Ser. D                        Caa1         10.75        11/15/06        400 (a)          346,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of August 31, 2003  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Industrials (cont'd.)
United Rentals, Inc.,
   Ser. B                                                      B2            9.50%         6/1/08   $    300 (a)     $    300,000
   Sr. Notes                                                   B1           10.75         4/15/08        125              137,500
                                                                                                                     ------------
                                                                                                                        1,828,600
------------------------------------------------------------------------------------------------------------------------------
Leisure--1.5%
Regal Cinemas, Inc., Sr. Sub. Notes                            B2            9.375         2/1/12        200 (a)          222,000
Royal Caribbean Cruises Ltd.,
   Sr. Notes (Liberia)                                         Ba2           8.125        7/28/04         70 (d)           72,275
   Sr. Notes (Liberia)                                         Ba2           8.00         5/15/10        350 (a)(d)       364,000
Six Flags, Inc., Sr. Notes                                     B2            9.75         6/15/07        275 (a)          265,375
                                                                                                                     ------------
                                                                                                                          923,650
------------------------------------------------------------------------------------------------------------------------------
Lodging--9.7%
Extended Stay America, Inc., Sr. Sub. Notes                    B2            9.875        6/15/11        175 (a)          185,937
Felcor Suites LP, Gtd. Notes                                   B1            7.625        10/1/07         75               72,938
Felcore Lodging LP, Sr. Notes                                  B1            9.50         9/15/08        420 (a)          439,425
Hilton Hotels Corp., Notes                                     Ba1           7.625        12/1/12        100              105,500
HMH Properties, Inc., Sr. Notes, Ser. B                        Ba3           7.875         8/1/08        560              562,800
Host Marriott LP,
   Gtd. Notes, Ser. E                                          Ba3           8.375        2/15/06        700              719,250
   Sr. Notes                                                   Ba3           9.50         1/15/07        275 (a)          291,500
ITT Corp.,
   Notes                                                       Ba1           6.75        11/15/05         90               93,825
   Notes                                                       Ba1           7.375       11/15/15        150 (a)          148,500
Kerzner International Ltd., Sr. Sub. Notes (Bahamas)           B2            8.875        8/15/11        540 (a)(d)       581,850
La Quinta Inns, Inc., Sr. Notes                                Ba3           7.40         9/15/05        300 (a)          306,000
La Quinta Properties, Inc., Sr. Notes                          Ba3           8.875        3/15/11        100              103,750
MGM MIRAGE, Sr. Sub. Notes                                     Ba2           9.75          6/1/07        980 (a)        1,092,700
Starwood Hotels & Resorts Worldwide, Inc.,
   Notes                                                       Ba1           6.75        11/15/03        500              502,500
   Notes                                                       Ba1           7.375         5/1/07        570 (a)          597,075
   Notes                                                       Ba1           7.875         5/1/12         70               73,150
                                                                                                                     ------------
                                                                                                                        5,876,700
------------------------------------------------------------------------------------------------------------------------------
Machinery--2.0%
Case New Holland, Inc., Sr. Notes                              Ba3           9.25          8/1/11        225              237,094
Columbus McKinnon Corp., Sr. Sec'd. Notes                      B3           10.00          8/1/10        250              258,125
Rexnord Corp., Sr. Sub. Notes                                  B3           10.125       12/15/12        225              241,875

--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

Portfolio of Investments as of August 31, 2003  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Machinery (cont'd.)
Terex Corp.,
   Sr. Sub. Notes                                              B3            8.875%        4/1/08   $    150 (a)     $    155,250
   Sr. Sub. Notes                                              B3            9.25         7/15/11         50 (a)           53,375
   Sr. Sub. Notes, Ser. B                                      B3           10.375         4/1/11        240 (a)          265,800
                                                                                                                     ------------
                                                                                                                        1,211,519
------------------------------------------------------------------------------------------------------------------------------
Media--6.6%
Alliance Atlantis Commerce, Inc., Sr. Sub. Notes
   (Canada)                                                    B1           13.00        12/15/09        325 (a)(d)       363,594
American Color Graphics, Inc., Sr. Sec'd. Notes                B3           10.00         6/15/10        500 (a)          521,250
American Media Operations, Inc., Ser. B                        B2           10.25          5/1/09        100              107,000
CanWest Media, Inc.,
   Sr. Notes (Canada)                                          B1            7.625        4/15/13         75 (d)           77,625
   Sr. Sub. Notes (Canada)                                     B2           10.625        5/15/11        225 (a)(d)       250,875
Gray Television, Inc., Sr. Sub. Notes                          B3            9.25        12/15/11        150              163,125
Moore North America Finance, Inc., Sr. Notes                   B1            7.875        1/15/11        175              181,125
Quebecor Media, Inc., Sr. Disc. Notes, Zero Coupon
   (until 7/15/06) (Canada)                                    B2            Zero         7/15/11        400 (a)(d)       330,000
Sinclair Broadcast Group, Inc.,
   Gtd. Notes                                                  B2            8.00         3/15/12        225 (a)          234,563
   Sr. Sub. Notes                                              B2            8.75        12/15/11        200 (a)          215,500
Sun Media Corp., Gtd. Notes (Canada)                           Ba3           7.625        2/15/13        400 (a)(d)       413,000
Susquehanna Media Co., Sr. Sub. Notes                          B1            7.375        4/15/13        600 (a)          611,250
Vertis, Inc., Sec'd Notes                                      B2            9.75          4/1/09        300              318,000
Vivendi Universal SA, Sr. Notes                                B1            6.25         7/15/08        175              175,000
                                                                                                                     ------------
                                                                                                                        3,961,907
------------------------------------------------------------------------------------------------------------------------------
Metals--2.2%
AK Steel Corp.,
   Gtd. Notes                                                  B2            7.875        2/15/09        100               79,000
   Sr. Notes                                                   B2            7.75         6/15/12        315              239,400
Century Aluminum Co., First Mtge. Notes                        B1           11.75         4/15/08        260 (a)          262,600
EuraMax International, Ltd., Sr. Sub. Notes                    B2            8.50         8/15/11        250 (a)          253,750
Joy Global, Inc., Sr. Sub. Notes, Ser. B                       B2            8.75         3/15/12        350 (a)          378,000
Sheffield Steel Corp., Sr. Sec'd. Notes                        NR           10.00         4/30/07         71 (b)           42,506
UCAR Finance, Inc.                                             B3           10.25         2/15/12         75 (a)           77,719
                                                                                                                     ------------
                                                                                                                        1,332,975

--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

Portfolio of Investments as of August 31, 2003  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Exploration/Production--7.0%
AmeriGas Partners & Eagle, Sr. Notes                           B2            8.875%       5/20/11   $    175         $    187,250
Ferrellgas Partners LP, Sr. Notes                              B2            8.75         6/15/12        100 (a)          106,000
Forest Oil Corp.,
   Sr. Notes                                                   Ba3           8.00         6/15/08        100 (a)          102,000
   Sr. Notes                                                   Ba3           8.00        12/15/11        450 (a)          454,500
GulfTerra Energy Partners LP, Sr. Notes                        Ba3           6.25          6/1/10        225              219,375
Hanover Equipment Trust,
   Sec'd. Notes, Ser. A                                        B2            8.50          9/1/08        105              105,525
   Sec'd. Notes, Ser. B                                        B2            8.75          9/1/11        150 (a)          149,250
Houston Exploration Co., Sr. Sub. Notes                        B2            7.00         6/15/13        100               98,000
Magnum Hunter Resources, Inc., Sr. Notes                       B2            9.60         3/15/12        155 (a)          164,300
Offshore Logistics, Inc., Gtd. Notes                           Ba2           6.125        6/15/13        275              261,250
Parker & Parsley Petroleum Co., Sr. Notes                      Ba1           8.25         8/15/07        450 (a)          501,750
Parker Drilling Co., Sr. Notes, Ser. D                         B2            9.75        11/15/06        170 (a)          164,900
Premcor Refining Group, Inc.,
   Sr. Notes                                                   Ba3           9.50          2/1/13        235              253,800
   Sr. Notes                                                   Ba3           7.50         6/15/15         50               48,250
Pride International, Inc., Sr. Notes                           Ba2           9.375         5/1/07         75               77,250
Stone Energy Corp., Sr. Sub. Notes                             B2            8.25        12/15/11        440 (a)          463,100
Tesoro Petroleum Corp., Sec'd. Notes                           Ba3           8.00         4/15/08         30               31,125
Vintage Petroleum, Inc., Sr. Notes                             Ba3           8.25          5/1/12        750 (a)          787,500
                                                                                                                     ------------
                                                                                                                        4,175,125
------------------------------------------------------------------------------------------------------------------------------
Paper & Packaging--4.2%
Cascades, Inc., Sr. Notes (Canada)                             Ba1           7.25         2/15/13        210 (a)(d)       207,375
Georgia-Pacific Corp.,
   Deb.                                                        Ba3           8.125        6/15/23         75               65,625
   Deb.                                                        Ba3           8.625        4/30/25         40               35,600
   Notes                                                       Ba3           8.125        5/15/11         75               74,438
   Sr. Notes                                                   Ba2           9.375         2/1/13        725              777,562
Graphic Packaging International Corp., Sr. Sub. Notes          B3            9.50         8/15/13        250              262,500
Jefferson Smurfit Corp., Gtd. Notes                            B2            7.50          6/1/13        250 (a)          253,125
Norampac, Inc., Sr. Notes                                      Ba2           6.75          6/1/13        200 (a)          197,500
Smurfit-Stone Container, Sr. Notes                             B2            8.25         10/1/12        100 (a)          103,500
Stone Container Corp., Sr. Notes                               B2            8.375         7/1/12        375 (a)          386,250
Stone Container Finance Co., Sr. Sub. Notes (Canada)           B2           11.50         8/15/06        145 (a)(d)       154,062
                                                                                                                     ------------
                                                                                                                        2,517,537
------------------------------------------------------------------------------------------------------------------------------
Real Estate--0.7%
Intrawest Corp., Sr. Notes (Canada)                            B1           10.50          2/1/10        385 (a)(d)       413,875

--------------------------------------------------------------------------------
See Notes to Financial Statements.     14

Portfolio of Investments as of August 31, 2003  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Restaurants--2.2%
Carrols Corp., Sr. Sub. Notes                                 B3            9.50%        12/1/08   $     250 (a)     $    240,000
Yum! Brands, Inc.,
   Sr. Notes                                                  Ba1           7.45         5/15/05         525 (a)          552,562
   Sr. Notes                                                  Ba1           8.875        4/15/11         500 (a)          563,750
                                                                                                                     ------------
                                                                                                                        1,356,312
------------------------------------------------------------------------------------------------------------------------------
Retail--4.0%
AutoNation, Inc., Sr. Notes                                   Ba2           9.00          8/1/08          50 (a)           55,125
Dillards, Inc., Notes                                         Ba3           6.43          8/1/04          45 (a)           45,281
Group 1 Automotive, Inc., Sr. Sub Notes                       B1            8.25         8/15/13         300              304,500
J.C. Penney Co., Inc., Deb.                                   Ba3           7.40          4/1/37         610 (a)          635,925
Rite Aid Corp.,
   Deb.                                                       Caa2          6.875        8/15/13         250 (a)          217,500
   Deb.                                                       Caa2          7.70         2/15/27         195 (a)          156,975
   Sec'd. Notes                                               B2            8.125         5/1/10         425 (a)          437,750
Saks, Inc.,
   Sr. Notes                                                  B1            8.25        11/15/08         145 (a)          151,888
   Sr. Notes                                                  B1            7.375        2/15/19         250 (a)          237,500
Sonic Automotive, Inc., Sr. Sub. Notes                        B2            8.625        8/15/13         200              202,000
                                                                                                                     ------------
                                                                                                                        2,444,444
------------------------------------------------------------------------------------------------------------------------------
Supermarkets--1.6%
Ahold Finance USA, Inc., Notes                                B1            8.25         7/15/10          75 (a)           76,125
Delhaize America, Inc., Notes                                 Ba1           8.125        4/15/11         445 (a)          463,912
Great Atlantic & Pacific Tea Co., Inc., Notes                 B3            7.75         4/15/07          85 (a)           77,350
Pantry, Inc., Sr. Sub. Notes                                  B3           10.25        10/15/07         325 (a)          333,125
                                                                                                                     ------------
                                                                                                                          950,512
------------------------------------------------------------------------------------------------------------------------------
Technology--3.2%
Xerox Capital (Europe) PLC, Notes (United Kingdom)            B1            5.875        5/15/04         650 (a)(d)       650,812
Xerox Corp.,
   Notes                                                      B1            6.25        11/15/26         740              740,925
   Sr. Notes                                                  B1            9.75         1/15/09         120              130,500
   Sr. Notes                                                  B1            7.125        6/15/10         400 (a)          388,000
                                                                                                                     ------------
                                                                                                                        1,910,237
------------------------------------------------------------------------------------------------------------------------------
Telecommunications--10.4%
ACC Escrow Corp., Sr. Notes                                   B2           10.00          8/1/11         285              303,525
Crown Castle International Corp., Sr. Notes                   B3           10.75          8/1/11         215 (a)          235,963
Dobson Communications Corp., Sr. Notes                        B3           10.875         7/1/10         210 (a)          227,850
Eircom Funding, Sr. Sub. Notes                                B1            8.25         8/15/13         300              315,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     15

Portfolio of Investments as of August 31, 2003  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Telecommunications (cont'd.)
Lucent Technologies, Inc., Notes                               Caa1          5.50%       11/15/08   $    210 (a)     $    174,825
Nextel Communications, Inc.,
   Sr. Notes                                                   B2            9.95         2/15/08         50 (a)           52,375
   Sr. Notes                                                   B2            9.375       11/15/09        263              284,040
   Sr. Notes                                                   B2            7.375         8/1/15        525 (a)          526,312
Nextel Partners, Inc., Sr. Notes                               Caa1          8.125         7/1/11        375              361,875
Qwest Capital Funding, Inc.,
   Gtd. Notes                                                  Caa2          5.875         8/3/04        225              219,375
   Notes                                                       Caa2          6.25         7/15/05        775              732,375
   Notes                                                       Caa2          7.75         8/15/06        730              682,550
Qwest Services Corp., Notes                                    CCC+(f)      13.50        12/15/10        752              861,040
Rogers Wireless, Inc., Sr. Sec. Notes (Canada)                 Ba3           9.625         5/1/11        125 (d)          137,656
Telus Corp., Notes (Canada)                                    Ba1           8.00          6/1/11        335 (d)          371,497
Triton PCS, Inc., Sr. Sub. Notes                               B2            8.50          6/1/13        450              481,500
Verizon Wireless Capital, Notes                                A3            5.375       12/15/06        285 (a)          302,309
                                                                                                                     ------------
                                                                                                                        6,270,067
------------------------------------------------------------------------------------------------------------------------------
Tobacco--0.1%
DIMON, Inc., Sr. Notes, Ser. B                                 Ba3           9.625       10/15/11         80               88,000
------------------------------------------------------------------------------------------------------------------------------
Transportation--0.9%
Stena AB,
   Sr. Notes (Sweden)                                          Ba3           8.75         6/15/07        400 (a)(d)       410,000
   Sr. Notes (Sweden)                                          Ba3           9.625        12/1/12        100 (d)          108,625
                                                                                                                     ------------
                                                                                                                          518,625
                                                                                                                     ------------
Total corporate bonds (cost $77,183,397)                                                                               79,701,939
                                                                                                                     ------------
ASSET BACKED SECURITIES--0.1%
Continental Airlines, Inc., Ser. 96-C (cost $100,361)          B3            9.50        10/15/13        138               85,776
                                                                                                                     ------------
CONVERTIBLE BONDS--1.2%
Nortel Networks Corp. (Canada)                                 B3            4.25          9/1/08        260 (a)(d)       217,750
Solectron Corp.                                                Ba3           Zero        11/20/20        300 (a)          168,750
Tyco Int'l. Group S.A. (Luxembourg)
   Sr. Notes                                                   Ba2           2.75         1/15/18        200 (d)          217,500
   Sr. Notes                                                   Ba2           3.125        1/15/23        100 (d)          112,125
                                                                                                                     ------------
Total convertible bonds (cost $663,471)                                                                                   716,125
                                                                                                                     ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     16

Portfolio of Investments as of August 31, 2003  THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------------------
                                                       Value
Description                         Shares           (Note 1)
------------------------------------------------------------
COMMON STOCKS--1.0%
IMPSAT Fiber Networks, Inc.           2,170 (c)    $       19,205
NTL, Inc.                             2,738 (c)           110,177
PSF Group Holdings, Inc., Class A       279 (c)(e)        418,860
Sheffield Steel Corp.                10,579 (c)            42,316
Star Gas Partners, LP                   308                 6,576
Stellex Aerostructures, Inc.            107 (c)(e)              0
UnitedGlobalCom, Inc., Class A            2 (c)                13
                                                   --------------
Total common stocks
  (cost $1,110,406)                                       597,147
                                                   --------------
PREFERRED STOCKS--3.2%
CSC Holdings, Inc., 11.125%,
  Payment in Kind                     6,658               695,761
CSC Holdings, Inc., 11.75%,
  Payment in Kind, Ser. H             5,640               592,200
InterAct Systems, Inc., Ser. B,
  14.00%                              1,100 (c)(e)             11
McLeodUSA, Inc., Ser. A               1,868 (c)            10,573
Paxson Communications Corp.,
  14.25%, Payment in Kind                47               432,400
Primedia, Inc., Ser. D, 10.00%        2,335               219,490
                                                   --------------
Total preferred stocks
  (cost $2,488,091)                                     1,950,435
                                                   --------------

                                                       Value
Description                         Warrants         (Note 1)
------------------------------------------------------------
WARRANTS(c)
Intelcom Group, Inc., expiring
  9/15/05 (Canada)                    9,900 (d)    $           99
InterAct Electronic Marketing,
  Inc., expiring 12/15/09             1,100                    11
McLeodUSA, Inc., expiring 4/16/07     4,141                 1,532
MGC Communications, Inc.,
  expiring 10/1/04                      200                     3
Pagemart Nationwide, Inc.,
  expiring 12/31/03                   4,600 (e)                 5
Sterling Chemical Holdings, Inc.,
  expiring 8/15/08                      140                     1
Telus Corp., expiring 9/15/05
  (Canada)                            4,049 (d)(e)              4
Viasystems Group Inc., expiring
  1/31/10                            10,871 (e)                11
XM Satellite Radio, Inc.,
  expiring 3/15/10                      150                     2
                                                   --------------
Total warrants
  (cost $321,872)                                           1,668
                                                   --------------
Total long-term investments
  (cost $81,867,598)                                   83,053,090
                                                   --------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     17

Portfolio of Investments as of August 31, 2003  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                    Principal
                                                                           Interest     Maturity     Amount             Value
Description                                                                  Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--0.5%
Joint Repurchase Agreement Account,
   (cost $316,000; Note 5)                                                   1.093%        9/2/03   $    316         $    316,000
                                                                                                                     ------------
Total Investments--137.9%
(cost $82,183,598; Note 4)                                                                                             83,369,090
Liabilities in excess of other assets--( 37.9%)                                                                       (22,922,821)
                                                                                                                     ------------
Net Assets--100.0%                                                                                                   $ 60,446,269
                                                                                                                     ------------
                                                                                                                     ------------

---------------
(a) Total or partial principal amount segregated as collateral for line of credit. Aggregate value of segregated securities--$52,945,028; (Note 6).
(b) Issuer in default on interest payment, non-income producing security.
(c) Non-income producing securities.
(d) US $ Denominated Bonds-Foreign Issuers.
(e) Fair-valued security--value is determined by the Valuation Committee or Board of Directors in consultation with the investment adviser.
(f) Standard & Poor's.
NR--Not rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.

--------------------------------------------------------------------------------
See Notes to Financial Statements.     18

THE HIGH YIELD INCOME FUND, INC.
Statement of Assets and Liabilities
------------------------------------------------------------
Assets                                           August 31, 2003
                                                 ---------------
Investments, at value (cost $82,183,598)......    $  83,369,090
Cash..........................................              439
Interest and dividend receivable..............        1,729,414
Receivable for investments sold...............          191,957
Other assets..................................            1,025
                                                 ---------------
   Total assets...............................       85,291,925
                                                 ---------------
Liabilities
Loan payable (Note 6).........................       24,500,000
Loan interest payable.........................          123,150
Accrued expenses..............................          101,806
Deferred directors' fees......................           67,263
Management fee payable........................           53,399
Dividends payable.............................               38
                                                 ---------------
   Total liabilities..........................       24,845,656
                                                 ---------------
Net Assets....................................    $  60,446,269
                                                 ---------------
                                                 ---------------
Net assets were comprised of:
   Common stock, at par.......................    $     115,165
   Paid-in capital in excess of par...........       89,525,599
                                                 ---------------
                                                     89,640,764
   Undistributed net investment income........          515,770
   Accumulated net realized loss on
      investments.............................      (30,895,757)
   Net unrealized appreciation on
      investments.............................        1,185,492
                                                 ---------------
Net assets, August 31, 2003...................    $  60,446,269
                                                 ---------------
                                                 ---------------
Net asset value and redemption price per share
   ($60,446,269 / 11,516,533 shares of common
   stock issued and outstanding)..............            $5.25
                                                 ---------------
                                                 ---------------


THE HIGH YIELD INCOME FUND, INC.
Statement of Operations
------------------------------------------------------------
                                                      Year
                                                      Ended
Net Investment Income                            August 31, 2003
                                                 ---------------
Income
   Interest...................................     $ 7,001,176
   Dividends..................................         349,106
                                                 ---------------
                                                     7,350,282
                                                 ---------------
Expenses
   Management fee.............................         387,889
   Custodian's fees and expenses..............         202,000
   Reports to shareholders....................          45,000
   Transfer agent's fees and expenses.........          42,000
   Registration fees..........................          35,000
   Legal fees and expenses....................          35,000
   Audit fee..................................          30,000
   Directors' fees and expenses...............           9,000
   Miscellaneous..............................           8,822
                                                 ---------------
      Total operating expenses................         794,711
   Loan interest expense (Note 6).............         518,068
                                                 ---------------
      Total expenses..........................       1,312,779
                                                 ---------------
Net investment income.........................       6,037,503
                                                 ---------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized loss on:
      Investments.............................      (1,353,682)
                                                 ---------------
Net change in net unrealized appreciation on
   investments................................       9,768,007
                                                 ---------------
Net gain on investments.......................       8,414,325
                                                 ---------------
Net Increase in Net Assets
Resulting from Operations.....................     $14,451,828
                                                 ---------------
                                                 ---------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     19

THE HIGH YIELD INCOME FUND, INC.
Statement of Cash Flows
------------------------------------------------------------
                                                      Year
                                                     Ended
                                                   August 31,
Increase (Decrease) in Cash                           2003
                                                   -------------
Cash flows provided from (used in) operating
   activities:
   Interest and dividends received (excluding
      discount and premium amortization of
      $825,239)................................   $  6,331,360
   Operating expenses paid.....................       (753,223)
   Loan interest paid..........................       (444,073)
   Maturities of short-term portfolio
      investments, net.........................      1,375,000
   Purchases of long-term portfolio
      investments..............................    (92,054,118)
   Proceeds from disposition of long-term
      portfolio investments....................     87,934,885
   Prepaid expenses............................             (9)
                                                  ------------
   Net cash provided from operating
      activities...............................      2,389,822
                                                  ------------
Cash flows provided from (used in) financing
   activities:
   Cash dividends paid (excluding reinvestment
      of dividends of $388,051)................     (5,842,378)
   Additional borrowing........................      3,500,000
   Repayment of amount due to custodian........        (47,005)
                                                  ------------
Net cash used in financing activities..........     (2,389,383)
Net increase in cash...........................            439
Cash at beginning of year......................              0
                                                  ------------
Cash at end of year............................   $        439
                                                  ------------
                                                  ------------
Reconciliation of Net Increase in Net Assets to
Net Cash Provided from (used in) Operating
Activities
Net increase in net assets resulting from
   operations..................................   $ 14,451,828
                                                  ------------
Increase in investments........................     (3,918,247)
Net realized loss on investment transactions...      1,353,682
Net change in net unrealized appreciation on
   investments.................................     (9,768,007)
Increase in interest and dividends
   receivable..................................       (193,683)
Decrease in receivable for investments sold....        502,558
Increase in prepaid expenses and other
   assets......................................             (9)
Decrease in payable for investments
   purchased...................................       (153,783)
Increase in accrued expenses and other
   liabilities.................................        115,483
                                                  ------------
   Total adjustments...........................    (12,062,006)
                                                  ------------
Net cash provided from operating activities....   $  2,389,822
                                                  ------------
                                                  ------------


THE HIGH YIELD INCOME FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------------------
                                         Year Ended August 31,
                                      ---------------------------
Increase (Decrease)                       2003           2002
in Net Assets                         ------------   ------------

Operations
   Net investment income............  $ 6,037,503    $ 6,325,560
   Net realized loss on investment
      transactions..................   (1,353,682)    (8,876,609)
   Net change in net unrealized
      appreciation (depreciation) on
      investments...................    9,768,007     (1,228,275)
                                      -----------    -----------
   Net increase (decrease) in net
      assets resulting
      from operations...............   14,451,828     (3,779,324)
Dividends paid to shareholders
   from net investment income.......   (6,199,416)    (6,330,687)
Net asset value of shares issued to
   shareholders in reinvestment of
   dividends........................      388,051        396,720
                                      -----------    -----------
Total increase (decrease)...........    8,640,463     (9,713,291)
Net Assets
Beginning of year...................   51,805,806     61,519,097
                                      -----------    -----------
End of year(a)......................  $60,446,269    $51,805,806
                                      -----------    -----------
                                      -----------    -----------
---------------
(a) Includes undistributed net
    investment income of............  $   515,770    $   324,358
                                      -----------    -----------
                                      -----------    -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     20

Notes to Financial Statements                   THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

The High Yield Income Fund, Inc. (the 'Fund') was organized in Maryland on August 21, 1987 as a diversified, closed-end management investment company. The Fund's primary investment objective is to maximize current income to shareholders through investment in a diversified portfolio of high-yield, fixed-income securities rated in the medium to lower categories by recognized rating services, or nonrated securities of comparable quality. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific industry or region.

------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at market prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund's custodian will maintain, in a segregated account of the Fund, cash, U.S. Government securities, equity securities or other liquid, unencumbered assets marked to market daily, having a value equal to or greater than the Fund's purchase commitments with respect to certain investments.

The Fund may invest up to 20% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ('restricted securities').

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK (payment-in-kind) securities and accreting market discounts and amortizing premiums on debt obligations.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains (losses) from securities transactions are calculated on the identified cost basis. Interest income, which is comprised of stated coupon rate, original issue discount, market discount and premium, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and make distributions at least annually of net capital gains, if any. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc.('PIM'). PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed weekly and payable monthly, at an annual rate of .70 of 1% of the average weekly net assets of the Fund.

--------------------------------------------------------------------------------
                                       21

Notes to Financial Statements                   THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

------------------------------------------------------------
Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended August 31, 2003 aggregated $91,900,335 and $88,681,258, respectively.

------------------------------------------------------------
Note 4. Tax Information

Distributions to shareholders are determined in accordance with United States federal income tax regulation, which may differ from generally accepted accounting principles. In order to present undistributed net investment income and accumulated net realized gains (losses) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain (loss) on investments. For the year ended August 31, 2003, the adjustments were to increase accumulated net investment income by $353,325, increase accumulated net realized loss on investments by $90,360, and decrease paid-in capital in excess of par by $262,965 primarily due to the difference in the treatment of accreting market discount between financial and tax reporting and the expiration of a capital loss carryforward in the current year. Net investment income, net realized losses and net assets were not affected by this change.

For the years ended August 31, 2003 and August 31, 2002, the tax character of total dividends paid, as reflected on the Statement of Changes in Net Assets, of $6,199,416 and $6,330,687, respectively, was ordinary income.

As of August 31, 2003, the accumulated undistributed earnings on a tax basis was $515,808 (includes a timing difference of $38 for dividends payable) of taxable ordinary income.

The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of August 31, 2003, were as follows:

                                                       Net
Tax Basis of                                        Unrealized
Investments      Appreciation     Depreciation     Appreciation
------------     ------------     ------------     ------------
$ 82,895,975      $ 4,534,479     $ (4,061,364)      $473,115

The difference between book basis and tax basis was attributable to deferred losses on wash sales and differences in the treatment of premium and market discount amortization for book and tax purposes.

For federal income tax purposes, the Fund has a capital loss carryforward as of August 31, 2003 of approximately $29,314,600, of which $5,569,500 expires in 2004, $1,361,400 expires in 2007, $3,336,700 expires in 2008, $5,010,500 expires in 2009, $6,960,200 expires in 2010 and $7,076,300 expires in 2011. During the year ended August 31, 2003 the Fund had approximately $263,000 of capital loss carryforward expire. In addition, the fund will elect to treat net capital losses of approximately $868,800 incurred in the ten month period ended August 31, 2003 as having been incurred in the next year. Accordingly, no capital gains distribution is expected to be paid to shareholders until net realized gains have been realized in excess of such amounts.

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of August 31, 2003, the Fund had a 0.16% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represented $316,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore was as follows:

Bank of America, 1.08%, in the principal amount of $64,477,000, repurchase price $64,484,737, due 9/2/03. The value of the collateral including accrued interest was $65,766,540.

Greenwich Capital Markets, 1.10%, in the principal amount of $64,477,000, repurchase price $64,484,881, due 9/2/03. The value of the collateral including accrued interest was $65,768,753.

Merrill Lynch, 1.10%, in the principal amount of $64,477,000, repurchase price $64,484,881, due 9/2/03. The value of the collateral including accrued interest was $65,767,244.

------------------------------------------------------------
Note 6. Borrowings

The Fund has approved a $25,000,000 uncommitted line of credit with State Street Bank & Trust Co. Interest on any such borrowings outstanding fluctuates daily, at one percentage point over the Federal Funds rate.

The average daily balance outstanding and the maximum face amount of borrowings outstanding at any month end for the year ended August 31, 2003 was $22,286,301 and $24,500,000 respectively, at a weighted average interest rate of 2.34%.

--------------------------------------------------------------------------------
                                       22

Notes to Financial Statements                   THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

Note 7. Capital

There are 200 million shares of $.01 par value common stock authorized. Prudential owned 11,000 shares of common stock as of August 31, 2003.

During the fiscal years ended August 31, 2003 and 2002 the Fund issued 80,566 and 75,218 shares, respectively, in connection with the reinvestment of dividends.

Note 8. Dividends and Distributions

On September 3 and October 1, 2003 the Board of Directors of the Fund declared dividends of $.0425 per share payable on September 30 and October 31, 2003 respectively, to shareholders of record on September 15 and October 15, 2003, respectively.

--------------------------------------------------------------------------------
                                       23

Financial Highlights                            THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                         Year Ended August 31,
                                                        -------------------------------------------------------
                                                         2003        2002*       2001        2000        1999
                                                        -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year(a)...............    $  4.53     $  5.42     $  6.07     $  6.62     $  6.91
                                                        -------     -------     -------     -------     -------
Net investment income...............................        .52         .57         .62         .63         .71
Net realized and unrealized gain (loss) on
   investments......................................        .74        (.90)       (.67)       (.52)       (.28)
                                                        -------     -------     -------     -------     -------
   Total from investment operations.................       1.26        (.33)       (.05)        .11         .43
                                                        -------     -------     -------     -------     -------
Dividends paid to shareholders from net investment
   income...........................................       (.54)       (.56)       (.60)       (.64)       (.72)
Distributions to shareholders in excess of net
   investment income................................         --          --          --          --(c)       --
Return of capital distributions.....................         --          --          --        (.02)         --
                                                        -------     -------     -------     -------     -------
   Total dividends and distributions................       (.54)       (.56)       (.60)       (.66)       (.72)
                                                        -------     -------     -------     -------     -------
Net asset value, end of year(a).....................    $  5.25     $  4.53     $  5.42     $  6.07     $  6.62
                                                        -------     -------     -------     -------     -------
                                                        -------     -------     -------     -------     -------
Market price per share, end of year(a)..............    $  5.23     $  4.67     $  5.95     $  5.69     $  6.81
                                                        -------     -------     -------     -------     -------
                                                        -------     -------     -------     -------     -------
TOTAL INVESTMENT RETURN(b)..........................      24.52%     (12.52)%     16.68%      (5.98)%     18.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).......................    $60,446     $51,806     $61,519     $68,660     $74,861
Average net assets (000)............................    $55,261     $56,741     $64,140     $71,239     $77,389
Ratios to average net assets:
   Expenses, before loan interest...................       1.44%       1.31%       1.23%       1.16%       1.12%
   Total expenses...................................       2.38%       2.33%       3.11%       2.95%       2.69%
   Net investment income............................      10.93%      11.15%      11.00%      10.01%      10.36%
Portfolio turnover rate.............................        118%        133%         81%         88%         85%
Asset coverage......................................        347%        349%        424%        427%        474%
Total debt outstanding at year-end (000)............    $24,500     $21,000     $19,000     $21,000     $20,000

---------------
(a) NAV and market value are published in The Wall Street Journal each Monday.

(b) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day of each period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund's dividend reinvestment plan. This amount does not reflect brokerage commissions.

(c) Less than $.005 per share.

* Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discounts and amortizing premiums on debt securities. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02 and increase net realized and unrealized gain (loss) per share by $0.02 and decrease the ratio of net investment income from 11.40% to 11.15%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.

--------------------------------------------------------------------------------
See Notes to Financial Statements.     24

Report of Independent Auditors                  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The High Yield Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The High Yield Income Fund, Inc. (the 'Fund') at August 31, 2003, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
October 22, 2003

--------------------------------------------------------------------------------
                                       25

Tax Information (Unaudited)                     THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

We wish to advise you as to the federal tax status of dividends paid by the Fund during its fiscal year ended August 31, 2003.

During the fiscal year ended August 31, 2003, the Fund paid dividends of ordinary income of $0.54 per share from net investment income. Further, we wish to advise you that 5.38% of the dividends taxable as ordinary income and paid in the fiscal year ended August 31, 2003 qualified for corporate dividend received deduction available to corporate taxpayers.

For the purpose of preparing your 2003 annual federal income tax return, however, you should report the amounts as reflected on the appropriate Form 1099 DIV which will be mailed to you in January 2004.



Other Information
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free (800) 451-6788 or by accessing the Commission's website at www.sec.gov.

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                                       26

Management of the Fund (Unaudited)              THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be 'interested persons' of the Fund as defined in the Investment Company Act of 1940, as amended (the Investment Company Act or the 1940 Act) are referred to as 'Independent Directors.' Directors who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Directors.' 'Fund Complex'(D) consists of the Fund and any other investment companies managed by PI.

Independent Directors(2)

Delayne Dedrick Gold (65), Director since 1996(3)
Oversees 89 portfolios in Fund complex
Principal occupations (last 5 years): Marketing Consultant (1982-present); formerly Senior Vice President and Member of the Board of Directors, Prudential-Bache Securities, Inc.
Other Directorships held:(4) None.

Robert E. La Blanc (69), Director since 2003(3)
Oversees 119 portfolios in Fund complex
Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan
College.
Other Directorships held:(4) Director of Storage Technology Corporation (since
1979) (technology), Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company); Director (since April 1999) of the High Yield Plus Fund,
Inc.

Douglas H. McCorkindale (64), Director since 2003(3)
Oversees 101 portfolios in Fund complex
Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May
2000) of Gannett Co., Inc.
Other Directorships held:(4) Director of Gannett Co. Inc.; Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus
Fund, Inc. (since 1996).

Thomas T. Mooney (61), Director since 1996(3)
Oversees 81 portfolios in Fund complex
Principal occupations (last 5 years): Chief Executive Officer, the Rochester Business Alliance, formerly President of the Greater Rochester Metro Chamber of Commerce, Rochester City Manager; formerly Deputy Monroe County Executive; Director of Blue Cross of Rochester and Executive Service Corps of Rochester; Director of the Rochester Individual Practice Association; Director of Rural Metro Ambulance Rochester (since 2003).
Other Directorships held:(4) Director (since 1998) of The High Yield Plus Fund, Inc.

Stephen P. Munn (61), Director since 1999(3)
Oversees 107 portfolios in Fund complex
Principal occupations (last 5 years): Chairman of the Board (since 1994) and formerly Chief Executive Officer (1988-2001) and President of Carlisle Companies Incorporated.
Other Directorships held:(4) Chairman of the Board (since January 1994) and Director (since 1988) of Carlisle Companies Incorporated (manufacturer of industrial products); Director of Gannet Co. Inc. (publishing and media).

Richard A. Redeker (60), Director since 1993(3)
Oversees 102 portfolios in Fund complex
Principal occupations (last 5 years): Management Consultant; formerly employee of Prudential Investments (October 1996-December 1998); Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999)
Other Directorships held:(4) None.

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                                       27

Management of the Fund (Unaudited)              THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

Robin B. Smith (63), Director since 2003(3)
Oversees 109 portfolios in Fund complex
Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.
Other Directorships held:(4) Director of BellSouth Corporation (since 1992).

Stephen Stoneburn (60), Director since 2003(3)
Oversees 107 portfolios in Fund complex
Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).
Other Directorships held:(4) None

Louis A. Weil, III (62), Director since 1996(3)
Oversees 81 portfolios in Fund complex
Principal occupations (last 5 years): Formerly Chairman (January 1999-July
2000), President and Chief Executive Officer (January 1999-July 2000) and Director (since September 1991) of Central Newspapers, Inc.; formerly Chairman of the Board (January 1999-July 2000), Publisher and Chief Executive Officer (August 1991-December 1995) of Phoenix Newspapers, Inc.
Other Directorships held:(4) None.

Interested Directors(1)

Judy A. Rice (55), President since 2003 and Director since 2000
Oversees 109 portfolios in Fund complex
Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.
Other Directorships held:(4) None

Robert F. Gunia (56), Vice President and Director since 1996(3)
Oversees 189 portfolios in Fund complex
Principal occupations (last 5 years): Chief Administrative Officer (since June
1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC
(PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.
Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

David R. Odenath, Jr. (46), Director since 1999(3)
Oversees 80 portfolios in Fund complex
Principal occupations (last 5 years): President of Prudential Annuities (since August 2002); Executive Vice President (since May 2003) of American Skandia Investments Services, Inc.; Chief Executive Officer and Director (since May
2003) of American Skandia Life Assurance Corporation, American Skandia Information Services and Technology Corporation and Skandia U.S. Inc.; President, Chief Executive Officer and Director (since May 2003) of American Skandia Marketing, Inc.; Formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (1999-2003) of PI; Senior Vice President (since June 1999) of Prudential; formerly Senior Vice President (August 1993-May
1999) of PaineWebber Group, Inc.
Other Directorships held:(4) None.

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                                       28

Management of the Fund (Unaudited)              THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

Information pertaining to the Officers of the Fund is set forth below.

Officers(2)

Deborah A. Docs (45), Secretary since 1999; Assistant Secretary 1997-1999(3) Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President and Assistant Secretary (since December 1996) of PI, Vice President and Assistant Secretary (since May
2003) of American Skandia Investment Services, Inc.

Marguerite E.H. Morrison (47), Chief Legal Officer since 2003 and Assistant Secretary since 2002(3)
Principal occupations (last 5 years): Vice President and Chief Legal Officer--Mutual Funds and Unit Investment Trusts (since August 2000) of Prudential; Senior Vice President and Secretary (since April 2003) of PI; Senior Vice President and Secretary (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since October 2001), previously Senior Vice President and Assistant Secretary (February 2001-April 2003) of PI, Vice President and Associate General Counsel (December 1996-February 2001) of PI.

Grace C. Torres (44), Treasurer and Principal Financial and Accounting Officer since 1997(3)
Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI, Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

---------------------------

   1 'Interested' Director, as defined in the 1940 Act, by reason of employment with the Manager, (Prudential Investments LLC or
     PI), the Subadviser (Prudential Investment Management, Inc. or PIM) or the Distributor (Prudential Investment Management
     Services LLC or PIMS).

   2 Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential Investments LLC, Gateway Center Three,
     100 Mulberry Street, Newark, NJ 07102.

   3 The Fund's Articles of Incorporation and Amended and Restated Bylaws provide that the Board of Directors is divided into three classes of Directors, as nearly equal in number as possible. Each Director serves for a term of three years, with one class being elected each year. In addition, the Board of Directors less adopted a retirement policy which calls for the retirement of each Director on December 31 of the year in which the Director reaches the age of 75. The table shows the number of years in which Director has served as a Director or Officers.

   4 This includes only directorships of companies requested to register, or file reports with the SEC under the Securities and
     Exchange Act of 1934 (that is, 'public companies') or other investment companies registered under the 1940 Act.

   D The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include
     JennisonDryden Mutual Funds, Strategic Partners Funds, American Skandia Advisor Funds, Inc., The Prudential Variable
     Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and
     Prudential's Gibraltar Fund.

--------------------------------------------------------------------------------
                                       29

------------------------------------------------------
            DIRECTORS
            Delayne Dedrick Gold
            Robert F. Gunia
            Robert E. LaBlanc
            Douglas H. McCorkindale
            Thomas T. Mooney
            Stephen P. Munn
            David R. Odenath, Jr.
            Richard A. Redeker
            Judy A. Rice
            Robin B. Smith
            Stephen Stoneburn
            Louis A. Weil, III

            OFFICERS
            Judy A. Rice, President
            Robert F. Gunia, Vice President
            Grace C. Torres, Treasurer
            Deborah A. Docs, Secretary
            Marguerite E.H. Morrison, Chief Legal Officer
              and Assistant Secretary

            MANAGER
            Prudential Investments LLC
            Gateway Center Three
            100 Mulberry Street
            Newark, NJ 07102-4077

            INVESTMENT ADVISER
            Prudential Investment Management, Inc.
            Gateway Center Two
            Newark, NJ 07102

            CUSTODIAN
            State Street Bank and Trust Company
            One Heritage Drive
            North Quincy, MA 02171

            TRANSFER AGENT
            Equiserve, Inc.
            PO Box 43011
            Providence, RI 02940-3011

            INDEPENDENT AUDITORS
            PricewaterhouseCoopers LLP
            1177 Avenue of the Americas
            New York, NY 10036

            LEGAL COUNSEL
            Shearman & Sterling LLP
            599 Lexington Avenue
            New York, NY 10022

               This report is for stockholder information. This is not a
            prospectus intended for use in the purchase or sale of fund shares.

                              The High Yield Income Fund, Inc.
                                    Gateway Center Three
                                    100 Mulberry Street
                                   Newark, NJ 07102-4077
                                  Toll free (800) 451-6788

               The views expressed in this report and information about the
            Fund's holdings are for the period covered by this report and are subject to change thereafter.

                          The Prudential Insurance Company of America
                                      751 Broad Street
                                      Newark, NJ 07102

            429904105                                                IFS-A084720
            HYIA

Item 2 - Code of Ethics -  See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 - Audit Committee Financial Expert -

The registrant's Board has determined that Mr. Stephen Munn, member of the Board's Audit Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

Item 4 - Principal Accountant Fees and Services - Not required in this filing

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies -   See Exhibit (b)

Item 8 - Reserved

Item 9 - Controls and Procedures

    (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

    (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

    (a) Code of Ethics - Attached hereto

    (b) Proxy voting policies - Attached hereto

    (c) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act - Attached hereto

                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) High Yield Income Fund, Inc.

By (Signature and Title)* /s/Deborah A. Docs
                          ------------------
                          Deborah A. Docs
                          Secretary

Date  October 28, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/Judy A. Rice
                          ---------------
                          Judy A. Rice
                          President and Principal Executive Officer

Date  October 28, 2003


By (Signature and Title)* /s/Grace C. Torres
                          ------------------
                          Grace C. Torres
                          Treasurer and Principal Financial Officer

Date  October 28, 2003



* Print the name and title of each signing officer under his or her signature.